Commitments and contingencies (Details Narrative) € in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 04, 2025 CAD ($)
Statement [Line Items]
Percentage of royalty		8.00%			8.00%
Other income		$ 0	$ 1,860,000	$ 0
Gains (losses) on litigation settlements	$ 2,261,000
Unfinished Inventory | €					€ 401
Total rebate liability		2,142,000
Accrued Liabilities, Current						$ 62,000
Unfinished product inventory, top | €					490
Royalty expense		0	0	105,000
Royalties paid		0	0	(256,000)
Inventory recognised as of acquisition date | €					€ 882
Four percentage on quarterly sales [Member]
Statement [Line Items]
Cost of merchandise sold		2,000,000
Six percentage on quarterly sales bottom [Member]
Statement [Line Items]
Cost of merchandise sold		2,000,000
Six percentage on quarterly sales top [Member]
Statement [Line Items]
Cost of merchandise sold		4,000,000
Eight percentage on quarterly sales [Member]
Statement [Line Items]
Cost of merchandise sold		4,000,000
Business And Administration Agreement With Gvi [Member]
Statement [Line Items]
Amount committed to pay under the agreement, per month		7,000
Amount committed to pay under the agreement, per year		85,000
ZYPITAMAG [Member] | Zydus [Member]
Statement [Line Items]
Royalty expense		234	234	234
Cost of good sold		$ 0	$ 0	$ 0
Aggrastat [Member]
Statement [Line Items]
Percentage of royalty		4.00%			4.00%
Unfinished product inventory		$ 150,000